UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)  (Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 92.22%

Accident & Health Insurance - 1.62%
257,726	CNO Financial Group, Inc.	$ 4,438,042

Agriculture Production Crops - 2.17%
177,067	Fresh Del Monte Produce, Inc. (Cayman Islands)	5,940,598

Air Transportation Scheduled - 2.23%
384,605	JetBlue Airways Corp. *	6,099,835

Aircraft Parts & Auxiliary Equipment - 0.78%
151,462	LMI Aerospace, Inc. *	2,135,614

Biotechnology Research & Products - 1.58%
246,427	Trinity Biotech Plc. (Ireland)	4,314,937

Bituminous Coal & Lignite Surface Mining - 1.17%
565,547	Alpha Natural Resources, Inc. *	944,464
244,845	Cloud Peak Energy, Inc. *	2,247,677
		3,192,141
Business Services, NEC - 0.80%
116,468	Comverse, Inc. *	2,187,269

Cogeneration Services & Small Power Producers - 2.21%
274,200	Covanta Holding Corp.	6,035,142

Commercial Banks - 2.22%
321,139	FirstMerit Corp.	6,066,316

Computer Peripheral Equipment, NEC - 1.48%
341,000	Brocade Communications Systems, Inc. *	4,037,440

Computer Processing & Data Preparation - 0.71%
1,417,528	IPass, Inc. *	1,942,013

Computer Programming, Data Processing Etc. - 0.72%
180,759	Autobytel, Inc. *	1,970,273

Computer Storage Devices - 1.51%
863,068	Violin Memory, Inc. *	4,134,096

Crude Petroleum & Natural Gas - 2.44%
150,760	Bill Barrett Corp. *	1,717,156
161,927	Sandridge Energy, Inc. *	294,707
433,036	Tetra Technologies, Inc. *	2,892,681
240,279	W&T Offshore, Inc.	1,763,648
		6,668,192
Cutlery, Handtools & General Hardware - 2.07%
321,364	Blount International, Inc. *	5,646,365

Electric Services - 1.81%
118,906	Dynegy, Inc. *	3,608,797
30,099	Emcor Group, Inc.	1,339,105
		4,947,902
Electric Lighting & Wiring Equipment - 1.39%
560,985	LSI Industries, Inc. *	3,809,088

Electronic Components & Accessories - 2.91%
194,940	CTS Corp.	3,475,780
315,160	Vishay Intertechnology, Inc.	4,459,514
		7,935,294
Engines & Turbines - 0.14%
518,861	Capstone Turbine Corp. *	383,594

Fabricated Plate Work (Boiler Shops) - 2.63%
340,298	Global Power Equipment Group, Inc.	4,699,515
851,721	McDermott International, Inc. *	2,478,508
		7,178,023
Fire, Marine & Casualty Insurance - 5.04%
96,988	Endurance Specialty Holdings Ltd. (Bermuda)	5,803,762
68,800	Montpelier Re Holdings, Ltd. (Bermuda)	2,464,416
201,934	Selective Insurance Group, Inc.	5,486,547
		13,754,725
Food & Kindred Products - 0.77%
190,400	Boulder Brands, Inc. *	2,105,824

Gold & Silver Ores - 0.95%
282,574	Pan American Silver Corp. (Canada)	2,599,681

Heavy Construction Other Than Building Construction Contractors - 0.13%
55,937	Sterling Construction Co. *	357,437

Home Health Care - 0.40%
2,105,613	Hooper Holmes, Inc. *	1,084,391

Ice Cream & Frozen Desserts - 2.37%
334,000	Dean Foods Co.	6,472,920

Investment Advice - 1.57%
266,268	Janus Capital Group, Inc.	4,294,903

Leisure Time - 1.40%
497,812	Callaway Golf Corp.	3,833,152

Life Insurance - 1.30%
278,400	Genworth Financial, Inc. Class-A *	2,366,400
17,349	Phoenix Companies, Inc. *	1,194,826
		3,561,226
Meat Packing Plants - 1.11%
724	Seaboard Corp. *	3,039,316

Medical & Dental Instruments & Supply - 3.27%
294,427	Cryolife, Inc. (1 Right per Share, exp. 11/23/15)	3,335,858
159,742	Owens & Minor, Inc.	5,608,542
		8,944,400
Motor Vehicle Parts & Accessories - 1.33%
122,408	Superior Industries International, Inc.	2,422,454
11,288	Visteon Corp. *	1,206,236
		3,628,690
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.22%
198,060	Invacare Corp.	3,319,486

Photographic Equipment & Supplies - 0.94%
118,451	Eastman Kodak Co. *	2,571,571

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.75%
98,749	Kraton Performance Polymers, Inc. *	2,052,992

Printed Circuit Boards - 1.84%
74,688	Benchmark Electronics, Inc. *	1,900,063
132,640	Sanmina Corp. *	3,121,019
		5,021,082
Production Technology Equipment - 1.44%
507,925	Electro Scientific Industries, Inc. (1 Right per Share, exp. 05/18/19)	3,941,498

Publishing-Newspapers - 2.35%
562,498	Journal Communications, Inc. Class-A *	6,429,352

Radio & TV Broadcasting & Communications Equipment - 1.51%
647,013	SeaChange International, Inc. *	4,127,943

Retail-Auto Dealers & Gasoline Stations - 1.81%
392,732	TravelCenters of America LLC *	4,956,278

Retail-Apparel & Accessory Stores - 1.77%
328,347	Express, Inc. *	4,823,417

Retail-Drug & Proprietary Stores - 0.13%
121,497	Liberator Medical Holdings, Inc.	352,341

Retail-Retail Stores, NEC - 0.95%
42,559	IAC/Interactive Corp.	2,587,162

Retail-Miscellaneous Shopping Goods Stores - 1.41%
447,937	Office Depot, Inc. *	3,841,060

Savings Institution, Federally Chartered - 1.58%
430,268	Brookline Bancorp., Inc.	4,315,588

Security Brokers, Dealers & Flotation Companies - 2.99%
476,198	Cowen Group, Inc. Class-A *	2,285,750
20,100	GFI Group, Inc.	109,545
496,048	KCG Holdings, Inc. *	5,778,959
		8,174,254
Semiconductors & Related Devices - 3.00%
662,522	AXT, Inc. *	1,855,061
808,973	NeoPhotonics Corp. *	2,734,329
950,555	Vitesse Semiconductor Corp. *	3,593,098
		8,182,488
Services-Computer Integrated Systems Design - 1.03%
220,749	Allscripts Healthcare Solutions, Inc. *	2,818,965

Services-Computer Programming Services - 1.37%
532,181	RealNetworks, Inc. *	3,746,554

Services-Engineering, Accounting, Research, Management - 1.41%
672,820	PRGX Global, Inc. *	3,848,530

Services-Misc. Equipment Rental & Leasing - 2.08%
431,030	Fly Leasing Ltd. (Ireland)	5,668,045

Services-Motion Picture & Video Tape Production - 0.77%
294,626	Gaiam, Inc. Class-A *	2,100,683

Services-Prepackaged Software - 0.68%
156,889	Intralinks Holding, Inc. *	1,866,979

Special Industry Machinery - 2.19%
1,760,330	Mattson Technology, Inc. *	5,985,122

Sporting & Athletic Goods, NEC - 1.08%
336,840	Black Diamond, Inc. *	2,947,350

Surgical & Medical Instruments & Apparatus - 1.80%
163,586	Orthofix International N.V. (Curacao)*	4,917,395

Telephone Communications (No Radio Telephone) - 2.18%
1,564,894	Vonage Holdings Corp. *	5,962,246

Title Insurance - 1.55%
114,464	Stewart Information Services Corp.	4,239,747

Women's Misses' & Juniors Outerwear - 0.13%
161,189	Bebe Stores, Inc.	353,004

TOTAL FOR COMMON STOCKS (Cost $212,571,692) - 92.22%		251,889,971

CORPORATE BONDS - 1.55%
172,394	Phoenix Companies Quibs 7.450% 01/15/2032	4,230,549
.
TOTAL FOR CORPORATE BONDS (Cost $3,752,391) - 1.55%		4,230,549

REAL ESTATE INVESTMENT TRUSTS - 1.58%
538,792	MFA Financial, Inc.	4,304,948

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,873,994) - 1.58%		4,304,948

SHORT-TERM INVESTMENTS - 4.61%
12,578,704	Huntington U.S. Treasury Money Market IV (Cost $12,578,704) 0.03% **	12,578,704

TOTAL INVESTMENTS (Cost $232,776,782) - 99.95%		273,004,172

OTHER ASSETS LESS LIABILITIES - 0.05%		139,273

NET ASSETS - 100.00%		$ 273,143,445

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $232,298,624 amounted to $40,227,389, which consisted of aggregate gross unrealized appreciation of $60,928,842 and aggregate gross unrealized depreciation of $20,701,453.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$251,889,971	$0	$0	$251,889,971
Corporate Bonds	$4,230,549	$0	$0	$4,230,549
Real Estate Investment Trusts	$4,304,948	$0	$0	$4,304,948
Cash Equivalents	$12,578,704	$0	$0	$12,578,704
Total	$273,004,172	$0	$0	$273,004,172

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President

Date February 19, 2015

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 19, 2015

* Print the name and title of each signing officer under his or her signature.